FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

Fair value of assets and liabilities measured on a recurring basis
The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis